John Hancock Financial Services
U.S. Wealth Management
601 Congress Street
Boston, MA 02210
(617) 663-4324
Fax: (617) 663-2196
E-Mail: nkolokithas@jhancock.com

Name:	Nicholas J. Kolokithas
Title:	Assistant Vice President and Senior Counsel
March 2, 2012
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	John Hancock Investment Trust III (the “Trust”), on behalf of: John Hancock Greater China Opportunities Fund (the “Fund”) File Nos. 033-04559; 811-04630
CERTIFICATION UNDER RULE 497(j)
Ladies and Gentlemen:
Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies on behalf of the Trust that the form of prospectuses and statement of additional information for the Fund that would have been filed under paragraph (c) of Rule 497 do not differ from the Prospectuses and Statement of Additional Information, each dated March 1, 2012, contained in Post-Effective Amendment No. 60 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 61 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on February 28, 2012 via EDGAR, accession number 0000950123-12-003598.
Sincerely,

/s/ Nicholas J. Kolokithas Nicholas J. Kolokithas, Esq.
Assistant Secretary of the Trust